Significant Events in the Reporting Period	9 Months Ended
Sep. 30, 2024
Significant Events in the Reporting Period [Abstract]
Significant Events in the Reporting Period

Note 3:- Significant events in the reporting period

On February 29, 2024, the Company’s Board of Directors approved the grant of options to purchase up to 27,468 options to purchase ordinary shares of the Company under the 2011 Plan and the US Appendix.

The Company granted, out of the above mentioned, to employees and executive officers the following:

Under the Israeli Share Option Plan:

-	20,800 options to purchase the ordinary shares of the Company, at an exercise price of NIS 23.91 (USD 6.67) per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated at $48 thousands.

Under the US Appendix:

-	6,668 options to purchase the ordinary shares of the Company, at an exercise price of USD 6.62 per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated on the date of grant at $18 thousands.

On July 21, 2024, the Company’s Board of Directors approved the grant of options to purchase up to 15,081 options to purchase ordinary shares of the Company, under the 2011 Plan and the US Appendix.

Under the Israeli Share Option Plan:

-	9,049 options to purchase the ordinary shares of the Company, at an exercise price of NIS 22.01 (USD 6.06) per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated at $36 thousands.

Under the US Appendix:

-	6,032 options to purchase the ordinary shares of the Company, at an exercise price of USD 6.07 per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated on the date of grant at $21 thousands.

The Company uses the binomial model when estimating the grant date fair value of equity-settled share options. The measurement was made at the grant date of equity-settled share options since the options were granted to employees and Board of Directors members.

The following table lists the inputs to the binomial model used for the fair value measurement of equity-settled share options for the above plan.

Under the Israeli Share Option Plan:

Dividend yield (%)
Expected volatility of the share prices (%)	33%-129%
Risk-free interest rate (%)	3.74%-4.87%
Contractual term of up to (years)	6.5
Exercise multiple	1
Weighted average share prices (NIS)	20.82-22.77
Expected average forfeiture rate (%)	5.5%-8.50%

Under the US Appendix:

Dividend yield (%)	-
Expected volatility of the share prices (%)	42%-97%
Risk-free interest rate (%)	3.04%-6.11%
Contractual term of up to (years)	6.5
Exercise multiple	1
Weighted average share prices (USD)	5.88-6.3
Expected average forfeiture rate (%)	5.5%-8.50%